LEASE (Other information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
LEASE
Operating cash flows from operating leases	¥ 22,224	$ 3,406
ROU assets obtained in exchange for operating lease liabilities	¥ 117,439	$ 17,998
Weighted-average remaining lease term (in years)	7 years	7 years
Weighted-average discount rate	5.66%	5.66%